Transactions and Balances with Related Parties (Schedule of Compensation to Individuals Employed by Company) (Details) - Director [Member] € in Thousands		12 Months Ended
		Dec. 31, 2017 EUR (€) People	Dec. 31, 2016 EUR (€) People		Dec. 31, 2015 EUR (€) People
Disclosure of transactions between related parties [line items]
Number of people for short-term employee Benefits | People		2	2	[1]	4	[1]
Number of people for post employment Benefits | People		2	2	[1]	4	[1]
Number of people for Share-based payments | People		2	2	[1]	2	[1]
Short-term employee Benefits | €		€ 377	€ 368		€ 557
Post-employment Benefits | €		57	89		68
Share-based payments | €	[2]

[1]	Including retired employees that were not employed throughout the entire year
[2]	Less than 1 thousand